Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [abstract]
Other current assets and other current financial assets	$ 6,748	$ 5,813	$ 4,504